Consolidated Schedule of Investments PIMCO California Municipal Income Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
3981 MEIER
TBD% due 09/11/2058 «µ	$2,427	$2,427
TBD% - 5.710% due 09/11/2028 «µ	4,298	4,298
5625 Case TBD% - 5.760% due 03/01/2043 «µ	3,925	3,925
8911 Ramsgate TBD% - 5.790% due 04/01/2028 «µ	4,065	4,065
Bonnie Brae 7.095% due 06/02/2059 «	4,400	4,516

Total Loan Participations and Assignments (Cost $19,115)		19,231

MUNICIPAL BONDS & NOTES 165.7%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	2,520	77

CALIFORNIA 150.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (c)	6,500	1,791
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.375% due 10/01/2049 (d)	8,500	4,899
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	870	923
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	7,500	7,320
Anaheim Union High School District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2046	5,000	5,032
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	2,000	647
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2047	3,000	2,804
Bay Area Toll Authority, California Revenue Bonds, Series 2024 3.300% due 04/01/2059	4,000	4,000
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	4,430	4,214
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	5,750	6,238
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	5,000	5,298
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	1,400	1,507
5.000% due 01/01/2056	7,020	7,524
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	3,000	2,311
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	440	441
6.000% due 06/01/2035	505	506
6.000% due 06/01/2042	5,985	6,032
6.125% due 06/01/2038	2,000	2,003
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	20,000	3,179
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	13,800	2,575
California Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 10/01/2039	1,250	1,217
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	3,500	3,416
California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2042	750	812
5.000% due 04/01/2044	1,000	1,064
5.000% due 04/01/2045	1,050	1,107
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	9,300	9,302
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	5,920	5,952
5.000% due 08/15/2055	7,275	7,295
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	4,120	4,100
4.000% due 11/01/2044	3,000	2,783
4.000% due 11/01/2051	7,500	6,725

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	6,000	5,654
California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 08/15/2041	750	824
5.000% due 08/15/2042	975	1,061
5.000% due 08/15/2043	750	810
5.000% due 08/15/2044	1,675	1,799
5.000% due 08/15/2045	1,400	1,489
5.000% due 10/01/2050	5,000	5,574
California Health Facilities Financing Authority Revenue Notes, Series 2025 5.000% due 12/01/2035	1,800	1,984
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021 3.750% due 03/25/2035	3,446	3,471
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.330% due 02/01/2042	3,000	2,956
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	5,750	5,813
California Housing Finance Agency Revenue Bonds, Series 2021 3.500% due 11/20/2035	5,673	5,544
California Housing Finance Revenue Bonds, Series 2019 4.000% due 03/20/2033	644	657
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	3,800	3,788
6.000% due 03/01/2053	5,850	5,971
7.000% due 03/01/2053	1,500	1,466
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	16,500	1,501
4.000% due 11/01/2045	850	754
4.000% due 11/01/2050	860	740
4.000% due 11/01/2055	915	769
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	5,000	5,115
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	500	487
4.000% due 05/15/2046	700	653
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	3,000	2,973
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.700% due 07/01/2041	2,900	2,986
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	1,500	1,511
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,620	2,463
4.000% due 09/01/2050 (e)	3,900	3,222
California Municipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	435	436
5.875% due 05/01/2059	390	392
6.000% due 01/01/2039	6,000	6,161
California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	7,226	6,450
5.250% due 01/01/2045	2,560	2,511
California Municipal Finance Authority Revenue Notes, Series 2021 3.000% due 09/01/2030 (e)	5,125	4,944
California Municipal Finance Authority Revenue Notes, Series 2025 5.000% due 11/01/2035	5,500	5,798
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	785	798
5.000% due 09/01/2054	1,325	1,326
5.125% due 09/01/2059	1,250	1,259
California Municipal Finance Authority Special Tax Bonds, Series 2025 5.375% due 09/01/2055	6,355	6,530
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	7,750	7,965
California Public Finance Authority Revenue Bonds, Series 2022 3.050% due 07/15/2062	4,000	4,000
California School Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2059	1,200	1,199
California School Finance Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,760	1,744
5.000% due 07/01/2055	2,700	2,637
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	7,500	7,142
California State General Obligation Bonds, Series 2018 4.000% due 10/01/2039	4,500	4,505
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2040	2,350	2,373
California State General Obligation Bonds, Series 2022 4.000% due 04/01/2049	4,000	3,859
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	5,400	5,348
California State Public Works Board Revenue Bonds, Series 2025 5.000% due 04/01/2046	2,000	2,125
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2043	365	365
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2044	3,000	3,223

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

California State University Revenue Bonds, Series 2024 4.000% due 11/01/2049	2,000	1,894
California Statewide Communities Development Authority Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2042	3,650	3,413
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	3,050	3,140
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,005
4.000% due 07/01/2043	1,700	1,679
4.000% due 07/01/2047	1,750	1,682
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2025 5.000% due 07/01/2050	3,800	3,933
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	650	595
5.000% due 06/01/2046	3,000	2,837
5.000% due 12/01/2046	11,400	10,791
5.250% due 12/01/2056	7,300	7,046
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,329
4.000% due 07/01/2048	2,850	2,691
4.000% due 12/01/2053	230	208
4.000% due 12/01/2057	4,000	3,476
5.500% due 12/01/2058	3,975	3,967
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	5,180	4,490
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	6,045	6,242
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024 5.000% due 09/02/2044	3,175	3,267
California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.625% due 09/02/2050	2,100	2,080
4.750% due 09/02/2055	1,930	1,896
5.000% due 09/02/2050	5,000	5,102
5.125% due 09/01/2050	2,440	2,462
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,510	2,565
California Statewide Financing Authority Revenue Bonds, Series 2015 5.000% due 11/01/2043	10,635	10,656
Central Valley Energy Authority, California Revenue Bonds, Series 2025 5.000% due 12/01/2055	5,000	5,479
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	3,800	3,534
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (c)	1,395	913
0.000% due 08/01/2037 (c)	1,000	618
0.000% due 08/01/2038 (c)	1,300	761
0.000% due 08/01/2039 (c)	1,600	887
0.000% due 08/01/2040 (c)	1,400	735
0.000% due 08/01/2041 (c)	1,935	954
0.000% due 08/01/2042 (c)	1,500	696
0.000% due 08/01/2043 (c)	1,750	764
0.000% due 08/01/2044 (c)	1,405	578
0.000% due 08/01/2046 (c)	1,500	557
Chino Valley Unified School District, California General Obligation Notes, Series 2022 0.000% due 08/01/2030 (c)	1,135	989
City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2049	5,000	4,859
Clovis Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2050	2,000	2,098
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 3.000% due 08/01/2056	5,000	3,381
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	3,460	3,001
Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2044	725	742
5.000% due 09/01/2049	1,600	1,627
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	4,900	4,708
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	1,500	1,018
3.400% due 10/01/2046	1,245	969
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (d)	6,000	3,841
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	1,000	1,031
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	3,750	3,487
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034	7,530	7,544
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	3,670	3,678
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	3,890	3,789
Fontana Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2042	1,500	1,657
5.000% due 08/01/2043	1,595	1,749

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

5.000% due 08/01/2044	1,500	1,632
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	2,500	2,205
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	2,800	2,801
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	7,140	6,639
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2055	7,000	6,360
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	2,500	2,302
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	59,600	6,348
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	5,000	4,804
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	8,050	7,868
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	6,650	6,265
5.000% due 07/01/2061	2,100	1,870
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	2,000	1,812
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 4.000% due 05/01/2049	4,000	3,825
Local Public Schools Funding Authority School Improvement District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2042	800	867
5.000% due 08/01/2043	2,000	2,149
5.000% due 08/01/2044	1,535	1,636
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	5,250	4,928
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,047
5.500% due 11/15/2037	7,500	8,489
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023 4.000% due 08/01/2053	1,250	1,151
Long Beach Unified School District, California General Obligation Bonds, Series 2009 5.750% due 08/01/2033	305	307
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024 4.000% due 12/01/2053	2,820	2,531
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	4,685	4,534
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2048	1,800	1,814
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2046	6,500	6,599
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2035	8,000	8,916
Los Angeles Department of Airports, California Revenue Notes, Series 2025 5.000% due 05/15/2034	6,000	6,765
Los Angeles Unified School District, California General Obligation Bonds, Series 2025 5.000% due 07/01/2042	1,700	1,877
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	20,855	25,579
7.000% due 11/01/2034	3,285	3,989
Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured),Series 2024 4.000% due 06/01/2049	5,700	5,442
Manteca Financing Authority, California Revenue Bonds, Series 2009 5.750% due 12/01/2036	1,000	1,004
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	2,680	2,582
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	6,000	5,542
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	8,500	8,313
Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
5.000% due 09/01/2045	1,255	1,259
5.000% due 09/01/2050	2,130	2,132
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	7,500	6,943
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	1,400	1,294
Orange County, California Community Facilities District Special Tax Bonds, Series 2023
5.500% due 08/15/2048	1,000	1,044
5.500% due 08/15/2053	1,700	1,763
Pacifica School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2050	5,000	5,199
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	4,000	3,811
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (c)	11,000	6,079
0.000% due 08/01/2046 (c)	16,000	5,962
Rancho Cordova, California Special Tax Bonds, Series 2025
5.000% due 09/01/2040 (a)	280	287
5.000% due 09/01/2045 (a)	585	593
5.000% due 09/01/2055 (a)	1,085	1,088

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2007 3.100% due 05/15/2032	2,000	2,000
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	4,000	3,714
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (c)	5,000	1,921
River Islands Public Financing Authority, California Special Tax Bonds, (AGM Insured), Series 2022 4.250% due 09/01/2047	3,000	2,926
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,500	1,492
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (c)	3,000	1,411
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,125	1,125
4.000% due 06/01/2047	5,565	4,936
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	4,240	4,041
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	5,000	5,085
5.000% due 09/01/2047	1,350	1,356
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,288
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	10,000	10,392
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	5,700	5,037
5.000% due 07/01/2056	4,000	4,033
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	5,955	5,921
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	1,900	1,805
San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	2,400	2,257
5.000% due 07/01/2048	4,000	4,222
San Diego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	6,000	5,626
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	6,000	6,000
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.250% due 05/01/2042	5,000	5,046
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	7,750	7,795
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2033	5,000	5,566
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	5,000	5,229
San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025 5.000% due 02/01/2046	3,800	3,914
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	2,500	2,488
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	3,800	3,920
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 5.250% due 11/01/2052	2,500	2,666
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	11,000	12,634
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	5,000	4,665
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	8,750	6,710
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	5,000	4,663
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	6,000	5,764
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	3,500	3,432
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	3,000	1,660
Soquel Union Elementary School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046	3,150	3,009
South San Francisco Unified School District, California General Obligation Bonds, Series 2023 4.000% due 09/01/2052	2,000	1,874
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	2,000	1,907
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,950	1,949
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	55,380	8,526
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	12,995	2,547
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	5,235	5,179
University of California Revenue Bonds, Series 2013
3.000% due 05/15/2048	3,000	3,000
3.250% due 05/15/2048	1,000	1,000

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

University of California Revenue Bonds, Series 2018 5.000% due 05/15/2048	5,000	5,060
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	8,500	7,669
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	8,000	7,530
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	4,120	4,448

		828,916

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	7,910	6,735
7.120% due 10/01/2038	1,380	1,311

		8,046

ILLINOIS 0.6%
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	3,500	3,492

MULTI-STATE 0.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 3.541% due 11/25/2038	5,545	5,230

NEW HAMPSHIRE 1.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	5,644	5,595
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	4,669	4,484

		10,079

NEW YORK 0.3%
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,250	1,439

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	1,940	0

PUERTO RICO 8.4%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	62,700	2,589
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,783	2,506
0.000% due 11/01/2051	6,112	4,133
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,500	2,504
4.000% due 07/01/2041	3,500	3,138
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,700	2,629
0.000% due 07/01/2051 (c)	59,750	15,030
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	14,656	13,628

		46,157

TEXAS 1.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	1,350	136
12.000% due 12/01/2045 ^(b)	2,300	272
Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	6,000	5,418

		5,826

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	1,416
5.500% due 07/01/2044	1,500	1,256

		2,672

WISCONSIN 0.2%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2055 (c)	4,100	932

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Total Municipal Bonds & Notes (Cost $926,197)		912,866

U.S. GOVERNMENT AGENCIES 4.4%
Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040	1,966	1,804
3.720% due 01/01/2041	5,706	5,313
3.850% due 02/01/2038 - 07/01/2041	13,469	12,712
4.080% due 06/01/2033	3,563	3,591
Federal Home Loan Mortgage Corp. Multifamily ML Certificates 3.541% due 01/25/2043 ~	1,400	941

Total U.S. Government Agencies (Cost $24,225)		24,361

Total Investments in Securities (Cost $969,537)		956,458

Total Investments 173.6% (Cost $969,537)		$956,458
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (72.9)%		(401,683)
Other Assets and Liabilities, net (0.7)%		(3,955)

Net Assets Applicable to Common Shareholders 100.0%		$550,820

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$3,549	$3,222	0.58%
California Municipal Finance Authority Revenue Notes, Series 2021	3.000	09/01/2030	02/18/2025	4,835	4,944	0.90

$8,384	$8,166	1.48%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$19,231	$19,231
Municipal Bonds & Notes
Arizona	0	77	0	77
California	0	828,916	0	828,916
Delaware	0	8,046	0	8,046
Illinois	0	3,492	0	3,492
Multi-State	0	5,230	0	5,230
New Hampshire	0	10,079	0	10,079
New York	0	1,439	0	1,439
Puerto Rico	0	46,157	0	46,157
Texas	0	5,826	0	5,826
Virginia	0	2,672	0	2,672
Wisconsin	0	932	0	932
U.S. Government Agencies	0	24,361	0	24,361

Total Investments	$0	$937,227	$19,231	$956,458

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$19,115	$0	$0	$0	$116	$0	$0	$19,231	$116

Totals	$0	$19,115	$0	$0	$0	$116	$0	$0	$19,231	$116

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Consolidated Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$4,516	Discounted Cash Flow	Discount Rate	6.510	—
	14,715	Recent Transaction	Purchase Price	100.000	—

Total	$19,231

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1801 SPV I LLC	05/28/2025	0.7%
1861 SPV I LLC	05/28/2025	0.3%
1831 SPV I LLC	05/28/2025	0.2%

† A zero balance may reflect actual amounts rounding to less than 0.01%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In

Notes to Financial Statements (Cont.)

accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:
OIS	Overnight Index Swap	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding
TBA	To-Be-Announced